Property, Plant and Equipment, Net (Details) - Schedule of Property, Equipment and Leasehold Improvement - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Property Equipment and Leasehold Improvement [Abstract]
Leasehold improvement	$ 518,854	$ 433
Office and other equipment	339,155	146,798
Furniture and fixture	309,990
Total	1,167,999	147,231
Less: accumulated depreciation	(79,868)	(33,206)
Total	$ 1,088,131	$ 114,025